Average Annual Total Returns		12 Months Ended	40 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	9.20%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.54%	2.29%
Philotimo Focused Growth and Income Fund [Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.56%	5.21%
Performance Inception Date			Aug. 20, 2021
Philotimo Focused Growth and Income Fund [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.73%	4.21%
Philotimo Focused Growth and Income Fund [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.54%	3.64%

[1]	In connection with the newly adopted SEC regulations applicable to the Fund, the Russell 3000® Index is the Fund’s broad-based securities market index. The Fund will continue to show the performance for the Russell 2000® Index, the Fund’s previous broad-based securities market index.